Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	€ 149,579	€ 123,015
Financial assets at fair value through other comprehensive income	46,343	41,116
Financial liabilities at fair value through profit or loss	102,649	94,638
– Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	9,359	8,770
– Deposits
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	66,978	57,076
– Trading securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	2,648	3,645
- Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	23,664	25,148
- Loans and receivables
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	84,787	67,446
Financial assets at fair value through other comprehensive income	1,331	951
- Equity securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	23,256	15,590
Financial assets at fair value through other comprehensive income	2,364	1,885
- Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	14,864	12,270
- Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through other comprehensive income	42,647	38,281
- Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	26,671	27,708
Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	29,044	20,302
Financial assets at fair value through other comprehensive income	43,001	37,470
Financial liabilities at fair value through profit or loss	4,058	4,733
Level 1 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	1,380	1,088
Level 1 | – Deposits
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	2,629	3,604
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	49	41
Level 1 | - Loans and receivables
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	23,125	15,438
Financial assets at fair value through other comprehensive income	2,110	1,622
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	5,913	4,825
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through other comprehensive income	40,891	35,848
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	6	39
Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	112,194	94,533
Financial assets at fair value through other comprehensive income	2,602	2,707
Financial liabilities at fair value through profit or loss	98,026	89,175
Level 2 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	7,965	7,635
Level 2 | – Deposits
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	66,976	57,063
Level 2 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	18	41
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	23,067	24,437
Level 2 | - Loans and receivables
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	79,506	63,316
Financial assets at fair value through other comprehensive income	855	275
Level 2 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	4	3
Financial assets at fair value through other comprehensive income	0	0
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	6,427	4,081
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through other comprehensive income	1,746	2,433
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	26,257	27,134
Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	8,341	8,179
Financial assets at fair value through other comprehensive income	740	938
Financial liabilities at fair value through profit or loss	564	729
Level 3 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	14	47
Level 3 | – Deposits
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	1	13
Level 3 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	548	670
Level 3 | - Loans and receivables
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	5,281	4,131
Financial assets at fair value through other comprehensive income	476	676
Level 3 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	127	150
Financial assets at fair value through other comprehensive income	254	263
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	2,524	3,364
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	2,524	3,364
Financial assets at fair value through other comprehensive income	10	0
Financial liabilities at fair value through profit or loss		0
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets at fair value through profit or loss	€ 408	€ 535